32. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) - Sale of retained investiment in light [member] - Light [member] R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Disclosure of assets and liabilities classified as held for sale [line items]
Cemig's shares	R$ 68,621,263
Sale price of the shares	20
Total	1,372
Estimated cost to sell	(5)	[1]
Fair value, less cost to sell	1,367
Non-current asset held for sale carrying amount	(1,258)
Gains	109
IRPJ and CSLL	(37)	[2]
Gain after taxes	R$ 72

[1]	The estimated cost to sell includes financing, accounting and legal advices services.
[2]	The adjustment in the tax calculation resulted in a positive effect of R$113.